SHARE CAPITAL - Disclosure of number and weighted average exercise prices of warrants (Details) - Warrants [Member] - $ / shares		1 Months Ended	12 Months Ended
	Nov. 02, 2020	Aug. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Number of warrants, Beginning Balance			3,974,204	4,079,600
Number of warrants, Issued		134,040	3,083,198	1,709,938
Number of warrants, Issued - broker				132,666
Number of warrants, Issued - compensation warrants			225,198
Number of warrants, Exercised			(2,874,998)	(1,948,000)
Number of warrants, Ending Balance			4,407,602	3,974,204
Weighted average exercise price, Beginning Balance			$ 4.35	$ 0.05
Weighted average exercise price, Issued			1.76	9.46
Weighted average exercise price, Issued - broker				7.57
Weighted average exercise price, Issued - compensation warrants			1.4
Weighted average exercise price, Exercised			0.68	0.05
Weighted average exercise price, Ending Balance	$ 0.05		$ 4.78	$ 4.35